Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	€ 22,715	€ 14,700	€ 26,918	€ 22,715	€ 9,908	€ 9,908
Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	28,863	17,377				10,528
Additions	11,466	6,849
Disposals	(80)
Indexation impact	100
Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	(6,148)	(2,677)				(620)
Disposals	22
Depreciation	3,493	2,057
Right of use assets - buildings, net
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	12,717	9,102				7,589
Right of use assets - buildings, net | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	15,774	10,272				7,631
Additions	4,795	2,667
Transfers	607	(26)
Indexation impact	100
Right of use assets - buildings, net | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	(3,057)	(1,170)				(42)
Depreciation	1,887	1,128
Right of use assets - buildings, net
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net			11,124	10,744
Technical machinery, net
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net			7,258	5,448
Furniture and fixtures, net
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net			5,336	4,469
Vehicles
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	120	103				17
Vehicles | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	160	109				18
Additions	51	91
Vehicles | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	(40)	(6)				(1)
Depreciation	34	5
Technical equipment and machinery
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	5,555	2,390	1,153	435		298
Technical equipment and machinery | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	6,195	2,626				366
Additions	1,268	969
Disposals	(37)
Transfers	2,338	1,291
Technical equipment and machinery | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	(640)	(236)				(68)
Disposals	4
Depreciation	408	168
Technical machinery under construction
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	1,144	634				351
Technical machinery under construction | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	1,144	634				351
Additions	3,479	1,687
Transfers	(2,969)	(1,404)
Other, net
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net			€ 2,047	€ 1,619
Office and other equipment
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	3,179	2,471				1,653
Office and other equipment | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	5,590	3,736				2,162
Additions	1,873	1,435
Disposals	(43)
Transfers	24	139
Office and other equipment | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, Plant and Equipment, net	(2,411)	(1,265)				(509)
Disposals	18
Depreciation	1,164	756
Right-of-use assets
Reconciliation of changes in property, plant and equipment
Property, plant and equipment under security pledges	€ 10,941	€ 8,687				€ 7,101